Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and Diluted Loss Per Share
Schedule of basic and diluted loss per share

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(23,169)	$(24,532)	$(15,018)
Weighted-average number of ordinary shares outstanding	23,638,685	19,493,143	15,434,758
Loss per share before and after dilution	$(0.98)	$(1.26)	$(0.97)

Schedule of potential shares are anti-dilutive and excluded from the weighted average number of shares

	Years Ended December 31,
	2022	2021	2020
Warrants	2,743,093	2,732,618	2,228,076